UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

May 31, 2011

1.834744.105

SHI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.0%
	Principal Amount	Value
Aerospace - 1.2%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 1,250,000	$ 1,325,000
8.5% 7/1/18	2,255,000	2,497,413
Esterline Technologies Corp. 7% 8/1/20	505,000	540,350
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (b)	935,000	972,400
7.125% 3/15/21 (b)	190,000	198,075
		5,533,238
Air Transportation - 2.7%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	745,020	782,271
6.75% 9/15/15 (b)	1,565,000	1,588,475
Continental Airlines, Inc. 9.25% 5/10/17	362,245	376,735
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	690,000	662,400
6.75% 11/23/15	690,000	662,400
8.021% 8/10/22	2,664,391	2,711,018
8.954% 8/10/14	389,915	402,587
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,418,316	1,425,407
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,256,418	1,181,033
9.75% 1/15/17	1,721,118	1,964,140
12% 1/15/16 (b)	288,479	318,769
		12,075,235
Automotive - 4.1%
Dana Holding Corp. 6.5% 2/15/19	1,125,000	1,125,000
Delphi Corp.:
5.875% 5/15/19 (b)	1,430,000	1,426,425
6.125% 5/15/21 (b)	2,330,000	2,335,825
Ford Motor Credit Co. LLC:
5% 5/15/18	1,445,000	1,426,938
5.625% 9/15/15	1,310,000	1,372,225
6.625% 8/15/17	5,835,000	6,345,563
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Ford Motor Credit Co. LLC: - continued
7% 4/15/15	$ 1,630,000	$ 1,776,700
8% 12/15/16	2,350,000	2,720,579
		18,529,255
Banks & Thrifts - 2.5%
Bank of America Corp.:
8% (c)(e)	2,815,000	3,012,050
8.125% (c)(e)	2,180,000	2,343,500
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	1,570,000	1,558,225
Regions Bank 7.5% 5/15/18	1,075,000	1,163,467
Zions Bancorp. 7.75% 9/23/14	2,835,000	3,117,355
		11,194,597
Broadcasting - 1.0%
Citadel Broadcasting Corp. 7.75% 12/15/18 (b)	2,120,000	2,289,600
EH Holding Corp. 6.5% 6/15/19 (b)(d)	2,275,000	2,306,281
		4,595,881
Building Materials - 1.1%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	1,965,000	1,974,825
6.875% 8/15/18 (b)	3,085,000	3,154,413
		5,129,238
Cable TV - 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	1,460,000	1,438,100
7% 1/15/19	1,835,000	1,871,700
CSC Holdings LLC:
8.5% 6/15/15	2,220,000	2,408,700
8.625% 2/15/19	1,720,000	1,973,700
DISH DBS Corp. 6.75% 6/1/21 (b)	1,780,000	1,797,800
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (b)	3,010,000	3,198,125
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	3,275,000	3,266,813
		15,954,938
Capital Goods - 1.7%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,575,000	1,673,438
Griffon Corp. 7.125% 4/1/18 (b)	2,945,000	3,003,900
SPX Corp. 6.875% 9/1/17 (b)	2,725,000	2,922,563
		7,599,901
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 1.0%
Celanese US Holdings LLC:
5.875% 6/15/21	$ 285,000	$ 291,413
6.625% 10/15/18	1,655,000	1,746,025
LBI Escrow Corp. 8% 11/1/17 (b)	2,014,000	2,270,785
		4,308,223
Containers - 1.3%
Greif, Inc. 6.75% 2/1/17	5,275,000	5,591,500
Diversified Financial Services - 8.7%
Aircastle Ltd. 9.75% 8/1/18	2,735,000	3,076,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	10,315,000	10,598,663
8% 1/15/18	4,655,000	4,794,650
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	460,000	393,300
International Lease Finance Corp.:
5.65% 6/1/14	4,040,000	4,141,000
5.75% 5/15/16	560,000	563,472
6.5% 9/1/14 (b)	745,000	799,013
6.75% 9/1/16 (b)	745,000	806,463
7.125% 9/1/18 (b)	2,190,000	2,403,525
8.625% 9/15/15	6,280,000	6,955,100
8.75% 3/15/17	1,785,000	2,012,588
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	2,225,000	2,464,188
		39,008,837
Electric Utilities - 7.0%
AES Corp.:
7.75% 10/15/15	3,020,000	3,269,150
8% 10/15/17	1,710,000	1,838,250
9.75% 4/15/16	1,305,000	1,510,538
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	4,140,000	4,512,600
Intergen NV 9% 6/30/17 (b)	4,290,000	4,622,475
IPALCO Enterprises, Inc.:
5% 5/1/18 (b)	500,000	506,700
7.25% 4/1/16 (b)	2,175,000	2,441,438
Mirant Americas Generation LLC 8.5% 10/1/21	290,000	299,425
NSG Holdings II, LLC 7.75% 12/15/25 (b)	7,700,000	7,661,500
NV Energy, Inc. 6.25% 11/15/20	1,855,000	1,952,388
Otter Tail Corp. 9% 12/15/16	1,300,000	1,436,500
Puget Energy, Inc. 6.5% 12/15/20 (b)	1,505,000	1,568,963
		31,619,927
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 10.7%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	$ 740,000	$ 764,050
Covanta Holding Corp. 7.25% 12/1/20	5,645,000	6,065,203
Denbury Resources, Inc. 6.375% 8/15/21	775,000	784,688
Drummond Co., Inc. 7.375% 2/15/16	1,810,000	1,846,200
Energy Transfer Equity LP 7.5% 10/15/20	2,230,000	2,408,400
Exterran Holdings, Inc. 7.25% 12/1/18 (b)	4,060,000	4,181,800
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (b)	601,000	596,493
Frontier Oil Corp.:
6.875% 11/15/18	3,625,000	3,788,125
8.5% 9/15/16	3,320,000	3,593,900
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (b)	715,000	736,450
7% 10/1/18 (b)	855,000	872,100
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	2,235,000	2,338,369
Oil States International, Inc. 6.5% 6/1/19 (b)	435,000	437,741
Pan American Energy LLC 7.875% 5/7/21 (b)	2,295,000	2,432,700
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,025,000	4,387,250
7.5% 1/15/20	1,255,000	1,424,425
Plains Exploration & Production Co.:
7% 3/15/17	4,435,000	4,545,875
7.625% 6/1/18	2,175,000	2,300,063
10% 3/1/16	1,155,000	1,299,375
Precision Drilling Corp. 6.625% 11/15/20 (b)	2,830,000	2,929,050
Unit Corp. 6.625% 5/15/21	495,000	499,950
		48,232,207
Food & Drug Retail - 0.8%
Albertsons, Inc.:
7.45% 8/1/29	2,495,000	2,102,038
8% 5/1/31	1,425,000	1,246,875
		3,348,913
Food/Beverage/Tobacco - 0.8%
C&S Group Enterprises LLC 8.375% 5/1/17 (b)	525,000	543,375
Pernod-Ricard SA 5.75% 4/7/21 (b)	2,975,000	3,146,116
		3,689,491
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 2.1%
Scientific Games Corp. 7.875% 6/15/16 (b)	$ 2,650,000	$ 2,779,055
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	6,175,000	6,777,063
		9,556,118
Healthcare - 7.6%
HCA, Inc.:
8.5% 4/15/19	1,525,000	1,704,188
9.125% 11/15/14	1,500,000	1,567,500
9.25% 11/15/16	4,655,000	4,969,213
9.625% 11/15/16 pay-in-kind (e)	6,821,000	7,298,470
9.875% 2/15/17	265,000	296,469
Mylan, Inc.:
6% 11/15/18 (b)	1,225,000	1,261,750
7.625% 7/15/17 (b)	660,000	719,400
7.875% 7/15/20 (b)	290,000	319,000
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (b)	575,000	575,000
7% 1/15/16	4,130,000	4,259,063
7.5% 2/15/20	645,000	683,700
Senior Housing Properties Trust 6.75% 4/15/20	3,490,000	3,807,426
Valeant Pharmaceuticals International:
6.5% 7/15/16 (b)	3,150,000	3,181,500
6.75% 8/15/21 (b)	460,000	446,200
6.875% 12/1/18 (b)	2,975,000	2,945,250
7% 10/1/20 (b)	130,000	128,050
		34,162,179
Homebuilders/Real Estate - 0.9%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	2,190,000	2,299,500
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (b)	1,635,000	1,649,225
		3,948,725
Hotels - 1.8%
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (b)	750,000	753,750
6% 11/1/20	3,065,000	3,065,000
9% 5/15/17	485,000	543,200
Host Marriott LP 7.125% 11/1/13	3,711,000	3,762,212
		8,124,162
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - 3.3%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	$ 1,680,000	$ 1,814,400
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	500,000	537,500
yankee:
7% 6/15/13	5,025,000	5,376,750
7.25% 6/15/16	5,305,000	5,702,875
7.5% 10/15/27	1,575,000	1,582,875
		15,014,400
Metals/Mining - 1.8%
Alpha Natural Resources, Inc.:
6% 6/1/19 (d)	745,000	751,519
6.25% 6/1/21 (d)	510,000	518,925
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	745,000	771,075
CONSOL Energy, Inc.:
8% 4/1/17	2,010,000	2,195,925
8.25% 4/1/20	1,305,000	1,438,763
Drummond Co., Inc. 9% 10/15/14 (b)	315,000	333,113
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	410,000	434,600
Vedanta Resources PLC:
6.75% 6/7/16 (b)(d)	1,120,000	1,120,000
8.25% 6/7/21 (b)(d)	515,000	516,931
		8,080,851
Services - 0.9%
FTI Consulting, Inc.:
6.75% 10/1/20 (b)	1,610,000	1,626,100
7.75% 10/1/16	1,475,000	1,537,688
PHH Corp. 9.25% 3/1/16	740,000	821,400
		3,985,188
Shipping - 1.6%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	5,395,000	5,772,650
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	525,000	444,938
8.125% 3/30/18	1,125,000	1,096,875
		7,314,463
Specialty Retailing - 1.0%
Sears Holdings Corp. 6.625% 10/15/18 (b)	5,010,000	4,609,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - 1.1%
Steel Dynamics, Inc.:
6.75% 4/1/15	$ 3,100,000	$ 3,193,000
7.625% 3/15/20	1,710,000	1,829,700
		5,022,700
Super Retail - 3.0%
AutoNation, Inc. 6.75% 4/15/18	905,000	947,988
Gap, Inc. 5.95% 4/12/21	635,000	622,447
QVC, Inc. 7.125% 4/15/17 (b)	1,400,000	1,491,000
RadioShack Corp. 6.75% 5/15/19 (b)	2,210,000	2,212,873
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	7,065,000	7,524,225
Toys 'R' Us, Inc. 7.375% 9/1/16 (b)	550,000	570,625
		13,369,158
Technology - 5.7%
Advanced Micro Devices, Inc. 7.75% 8/1/20	10,860,000	11,375,829
Amkor Technology, Inc.:
6.625% 6/1/21 (b)	855,000	846,450
7.375% 5/1/18	4,160,000	4,347,200
Fidelity National Information Services, Inc.:
7.625% 7/15/17	2,745,000	3,019,500
7.875% 7/15/20	490,000	540,225
Seagate HDD Cayman:
6.875% 5/1/20 (b)	445,000	448,338
7% 11/1/21 (b)	710,000	718,875
7.75% 12/15/18 (b)	1,495,000	1,584,700
Seagate Technology HDD Holdings 6.8% 10/1/16	2,325,000	2,470,313
		25,351,430
Telecommunications - 9.0%
Equinix, Inc. 8.125% 3/1/18	4,060,000	4,415,250
Frontier Communications Corp.:
8.125% 10/1/18	3,045,000	3,357,113
8.25% 4/15/17	2,615,000	2,876,500
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	931,938
6.875% 10/31/13	5,360,000	5,406,900
7.375% 8/1/15	5,890,000	5,926,813
NII Capital Corp.:
8.875% 12/15/19	1,790,000	1,982,425
10% 8/15/16	2,305,000	2,644,988
Qwest Communications International, Inc.:
7.125% 4/1/18	1,220,000	1,314,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Qwest Communications International, Inc.: - continued
8% 10/1/15	$ 2,330,000	$ 2,551,350
Sprint Capital Corp. 6.875% 11/15/28	355,000	344,776
Sprint Nextel Corp. 6% 12/1/16	3,723,000	3,788,153
U.S. West Communications 7.5% 6/15/23	2,500,000	2,481,250
Wind Acquisition Finance SA 7.25% 2/15/18 (b)	2,440,000	2,592,500
		40,614,506
TOTAL NONCONVERTIBLE BONDS (Cost $370,344,488)		395,564,461
Floating Rate Loans - 4.2%

Automotive - 1.9%
Chrysler Group LLC Tranche B, term loan 0% 5/24/17 (e)	1,170,000	1,164,150
Federal-Mogul Corp.:
Tranche B, term loan 2.1458% 12/27/14 (e)	4,825,415	4,632,398
Tranche C, term loan 2.1386% 12/27/15 (e)	2,676,984	2,563,212
		8,359,760
Capital Goods - 0.1%
Sensus Metering Systems, Inc. 1st Lien, term loan 4.75% 5/9/17 (e)	370,000	370,925
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	1,032,413	1,031,122
Diversified Financial Services - 0.2%
Fifth Third Processing Solutions Tranche B-1, term loan 0% 11/3/16 (e)	730,000	730,913
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (e)	720,000	711,000
Gaming - 0.4%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (e)	470,000	471,175
Las Vegas Sands LLC:
Tranche B, term loan 3% 11/23/16 (e)	965,175	949,491
Tranche I, term loan 3% 11/23/16 (e)	193,985	190,348
		1,611,014
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,535,000	1,630,938
Floating Rate Loans - continued
	Principal Amount	Value
Shipping - 0.1%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (e)	$ 311,307	$ 312,863
Super Retail - 0.2%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	1,155,000	1,144,894
Telecommunications - 0.6%
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (e)	1,651,488	1,643,230
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (e)	1,105,000	1,107,763
		2,750,993
TOTAL FLOATING RATE LOANS (Cost $17,517,019)		18,654,422
Interfund Loans - 3.8%

With Fidelity Brokerage & Investment Management Portfolio, at 0.36% due 6/01/11 (a) (Cost $16,967,000)	16,967,000	16,967,000
Cash Equivalents - 2.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $13,170,000)	$ 13,170,040	13,170,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $417,998,507)		444,355,883
NET OTHER ASSETS (LIABILITIES) - 1.1%		4,913,285
NET ASSETS - 100%		$ 449,269,168
Legend
(a) Loan is with an affiliated fund.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,727,431 or 25.8% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,170,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 1,929,222
Barclays Capital, Inc.	2,984,077
Credit Agricole Securities (USA), Inc.	1,455,647
HSBC Securities (USA), Inc.	2,547,383
Mizuho Securities USA, Inc.	1,273,691
RBS Securities, Inc.	359,815
UBS Securities LLC	2,547,383
Wells Fargo Securities LLC	72,782
$ 13,170,000
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 395,564,482	$ -	$ 395,564,482	$ -
Floating Rate Loans	18,654,422	-	18,654,422	-
Cash Equivalents	13,170,000	-	13,170,000	-
Interfund Loans	16,966,979	16,966,979	-	-
Total Investments in Securities:	$ 444,355,883	$ 16,966,979	$ 427,388,904	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $414,658,455. Net unrealized appreciation aggregated $29,697,428, of which $30,551,255 related to appreciated investment securities and $853,827 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

May 31, 2011

1.861967.103

HICII-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.0%
	Principal Amount	Value
Convertible Bonds - 0.2%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 340,000	$ 365,288
4.5% 11/15/29 (c)	388,000	529,310
		894,598
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/41	340,000	428,400
TOTAL CONVERTIBLE BONDS		1,322,998
Nonconvertible Bonds - 78.8%
Aerospace - 1.0%
Alliant Techsystems, Inc. 6.875% 9/15/20	945,000	996,975
BE Aerospace, Inc. 6.875% 10/1/20	625,000	662,500
Esterline Technologies Corp. 7% 8/1/20	620,000	663,400
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (d)	285,000	296,400
7.125% 3/15/21 (d)	955,000	995,588
Sequa Corp.:
11.75% 12/1/15 (d)	2,435,000	2,617,625
13.5% 12/1/15 pay-in-kind (d)	225,506	246,365
		6,478,853
Air Transportation - 0.4%
Air Canada 9.25% 8/1/15 (d)	1,795,000	1,864,467
Continental Airlines, Inc. 9.25% 5/10/17	420,383	437,199
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	251,000	269,198
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	31,995	21,437
United Air Lines, Inc. 9.875% 8/1/13 (d)	373,000	398,178
		2,990,479
Automotive - 2.4%
ArvinMeritor, Inc. 10.625% 3/15/18	330,000	373,725
Dana Holding Corp.:
6.5% 2/15/19	330,000	330,000
6.75% 2/15/21	220,000	221,100
Delphi Corp.:
5.875% 5/15/19 (d)	825,000	822,938
6.125% 5/15/21 (d)	765,000	766,913
Exide Technologies 8.625% 2/1/18 (d)	300,000	315,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
5.75% 2/1/21	$ 500,000	$ 500,625
8% 12/15/16	1,050,000	1,215,578
8.125% 1/15/20	1,750,000	2,055,167
International Automotive Components Group SA 9.125% 6/1/18 (d)	880,000	902,000
Lear Corp.:
7.875% 3/15/18	215,000	234,888
8.125% 3/15/20	240,000	264,600
Navistar International Corp. 8.25% 11/1/21	1,865,000	2,056,163
Stoneridge, Inc. 9.5% 10/15/17 (d)	330,000	363,000
Tenneco, Inc.:
7.75% 8/15/18	235,000	252,038
8.125% 11/15/15	1,820,000	1,929,200
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (d)	1,583,000	1,757,130
TRW Automotive, Inc.:
7% 3/15/14 (d)	1,135,000	1,248,500
8.875% 12/1/17 (d)	260,000	292,500
		15,901,065
Banks & Thrifts - 1.9%
Ally Financial, Inc.:
3.4658% 2/11/14 (f)	585,000	583,538
4.5% 2/11/14	585,000	586,463
Bank of America Corp. 8.125% (e)(f)	1,440,000	1,548,000
Citigroup Capital XXI 8.3% 12/21/77 (f)	670,000	688,425
GMAC LLC:
6.625% 5/15/12	2,675,000	2,771,969
6.625% 5/15/12	790,000	818,638
6.75% 12/1/14	1,878,000	2,000,070
6.875% 9/15/11	949,000	960,863
7.5% 12/31/13	835,000	897,625
Wells Fargo & Co. 7.98% (e)(f)	980,000	1,073,100
Wells Fargo Capital XIII 7.7% (e)(f)	510,000	524,025
		12,452,716
Broadcasting - 1.0%
Clear Channel Communications, Inc. 10.75% 8/1/16	515,000	494,400
Nexstar Broadcasting, Inc.:
7% 1/15/14	521,000	521,651
7% 1/15/14 pay-in-kind	1,588,997	1,590,983
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	$ 805,000	$ 873,425
Univision Communications, Inc.:
6.875% 5/15/19 (d)	995,000	995,000
7.875% 11/1/20 (d)	500,000	530,000
8.5% 5/15/21 (d)	1,695,000	1,737,375
		6,742,834
Building Materials - 1.9%
Associated Materials LLC 9.125% 11/1/17 (d)	410,000	420,250
Building Materials Corp. of America 6.75% 5/1/21 (d)	1,310,000	1,316,550
Cemex SA de CV:
5.301% 9/30/15 (d)(f)	1,165,000	1,153,350
9% 1/11/18 (d)	600,000	622,920
General Cable Corp.:
2.6795% 4/1/15 (f)	1,240,000	1,218,300
7.125% 4/1/17	1,805,000	1,861,406
Headwaters, Inc. 7.625% 4/1/19 (d)	1,315,000	1,282,125
Interline Brands, Inc. 7% 11/15/18	345,000	351,900
Masco Corp. 7.125% 3/15/20	875,000	902,344
Masonite International Corp. 8.25% 4/15/21 (d)	260,000	260,000
Ply Gem Industries, Inc. 8.25% 2/15/18 (d)	2,545,000	2,583,175
Texas Industries, Inc. 9.25% 8/15/20	580,000	614,800
		12,587,120
Cable TV - 3.7%
Cablevision Systems Corp. 8.625% 9/15/17	1,780,000	1,998,050
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,550,000	2,511,750
7% 1/15/19	3,320,000	3,386,400
7.875% 4/30/18	455,000	482,300
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	3,155,000	3,360,075
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	1,897,951	2,258,562
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (d)(f)	1,170,000	1,222,650
10.875% 9/15/14 (c)(d)	1,140,000	1,261,068
CSC Holdings LLC:
8.5% 4/15/14	470,000	526,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings LLC: - continued
8.625% 2/15/19	$ 785,000	$ 900,788
DISH DBS Corp. 6.75% 6/1/21 (d)	1,575,000	1,590,750
EchoStar Communications Corp. 7.125% 2/1/16	660,000	702,900
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (d)	210,000	218,400
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	4,415,000	4,403,963
		24,824,056
Capital Goods - 0.8%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	1,145,000	1,216,563
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	342,875
Coleman Cable, Inc. 9% 2/15/18	1,980,000	2,088,900
SPX Corp. 7.625% 12/15/14	1,630,000	1,809,300
		5,457,638
Chemicals - 1.2%
Celanese US Holdings LLC:
5.875% 6/15/21	430,000	439,675
6.625% 10/15/18	660,000	696,300
Chemtura Corp. 7.875% 9/1/18 (d)	1,310,000	1,414,800
Georgia Gulf Corp. 9% 1/15/17 (d)	940,000	1,041,050
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19 (d)	410,000	414,100
LBI Escrow Corp. 8% 11/1/17 (d)	1,057,000	1,191,768
Nalco Co. 6.625% 1/15/19 (d)	875,000	907,813
NOVA Chemicals Corp.:
6.5% 1/15/12	480,000	490,800
8.625% 11/1/19	1,230,000	1,394,513
PolyOne Corp. 7.375% 9/15/20	275,000	294,938
		8,285,757
Consumer Products - 0.1%
Armored AutoGroup, Inc. 9.25% 11/1/18 (d)	335,000	339,188
Elizabeth Arden, Inc. 7.375% 3/15/21	220,000	231,000
		570,188
Containers - 1.6%
Berry Plastics Corp. 5.028% 2/15/15 (f)	4,380,000	4,336,200
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	650,000	708,500
Graphic Packaging International, Inc. 7.875% 10/1/18	425,000	462,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (d)	$ 395,000	$ 406,850
9% 4/15/19 (d)	450,000	475,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (d)	720,000	741,600
8.25% 2/15/21 (d)	3,225,000	3,265,313
Solo Cup Co. 8.5% 2/15/14	400,000	369,000
		10,765,526
Diversified Financial Services - 7.5%
Aircastle Ltd. 9.75% 8/1/18	275,000	309,375
CIT Group, Inc.:
7% 5/1/14	317,714	322,480
7% 5/1/15	2,854,716	2,876,126
7% 5/1/16	9,639,529	9,663,583
7% 5/1/17	3,274,341	3,282,527
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	3,660,000	3,769,800
Ineos Finance PLC 9% 5/15/15 (d)	410,000	443,825
International Lease Finance Corp.:
5.3% 5/1/12	425,000	435,625
5.625% 9/20/13	910,000	941,850
5.75% 5/15/16	835,000	840,177
5.875% 5/1/13	705,000	733,200
6.25% 5/15/19	1,380,000	1,383,450
6.625% 11/15/13	1,210,000	1,276,550
7.125% 9/1/18 (d)	2,680,000	2,941,300
8.625% 9/15/15	5,475,000	6,063,563
8.75% 3/15/17	3,975,000	4,481,813
8.875% 9/1/17	2,640,000	3,016,200
Penson Worldwide, Inc. 12.5% 5/15/17 (d)	1,915,000	1,742,650
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (d)	410,000	447,925
SLM Corp.:
6.25% 1/25/16	735,000	768,075
8% 3/25/20	2,985,000	3,268,575
8.45% 6/15/18	965,000	1,088,038
		50,096,707
Diversified Media - 0.5%
Entravision Communication Corp. 8.75% 8/1/17	570,000	605,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (d)	$ 1,125,000	$ 1,209,375
11.5% 5/1/16	1,153,000	1,363,423
		3,178,423
Electric Utilities - 5.3%
AES Corp.:
8% 10/15/17	2,940,000	3,160,500
9.75% 4/15/16	660,000	763,950
Calpine Corp.:
7.5% 2/15/21 (d)	7,415,000	7,748,675
7.875% 7/31/20 (d)	4,870,000	5,174,375
CMS Energy Corp. 8.75% 6/15/19	340,000	423,334
Energy Future Holdings Corp. 10% 1/15/20	365,000	396,481
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	1,625,000	1,765,156
11% 10/1/21 (d)	172,000	175,440
GenOn Energy, Inc.:
9.5% 10/15/18	2,015,000	2,120,788
9.875% 10/15/20	3,105,000	3,275,775
Intergen NV 9% 6/30/17 (d)	865,000	932,038
Mirant Americas Generation LLC:
8.5% 10/1/21	1,980,000	2,044,350
9.125% 5/1/31	1,684,000	1,717,680
NRG Energy, Inc.:
7.625% 5/15/19 (d)	925,000	920,375
7.875% 5/15/21 (d)	925,000	920,375
NSG Holdings II, LLC 7.75% 12/15/25 (d)	726,000	722,370
Puget Energy, Inc. 6% 9/1/21 (d)	960,000	960,000
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	1,979,850
TXU Corp. 6.5% 11/15/24	350,000	185,500
		35,387,012
Energy - 8.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	605,000	624,663
ATP Oil & Gas Corp. 11.875% 5/1/15	4,880,000	5,063,000
Calfrac Holdings LP 7.5% 12/1/20 (d)	505,000	522,675
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (d)	285,000	297,825
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (d)	320,000	336,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.:
6.125% 2/15/21	$ 1,465,000	$ 1,486,975
9.5% 2/15/15	945,000	1,115,100
Comstock Resources, Inc. 7.75% 4/1/19	3,000,000	3,045,000
Continental Resources, Inc.:
7.125% 4/1/21	380,000	404,700
7.375% 10/1/20	550,000	588,500
Covanta Holding Corp. 7.25% 12/1/20	680,000	730,618
Denbury Resources, Inc. 8.25% 2/15/20	743,000	811,728
Drummond Co., Inc. 7.375% 2/15/16	515,000	525,300
Edgen Murray Corp. 12.25% 1/15/15	2,880,000	2,952,000
Energy Partners Ltd. 8.25% 2/15/18 (d)	260,000	254,800
Energy Transfer Equity LP 7.5% 10/15/20	3,475,000	3,753,000
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,160,000	3,081,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (d)	615,000	610,388
Forest Oil Corp. 7.25% 6/15/19	2,440,000	2,501,000
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (d)	305,000	323,300
Frontier Oil Corp. 6.875% 11/15/18	530,000	553,850
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	670,000	703,500
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	1,780,000	1,788,900
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (d)	2,830,000	2,914,900
7% 10/1/18 (d)	1,040,000	1,060,800
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (d)	825,000	818,813
7.75% 2/1/21 (d)	650,000	682,500
8.625% 4/15/20	1,490,000	1,631,550
Offshore Group Investment Ltd. 11.5% 8/1/15	450,000	495,000
Oil States International, Inc. 6.5% 6/1/19 (d)	650,000	654,095
OPTI Canada, Inc.:
7.875% 12/15/14	355,000	174,838
8.25% 12/15/14	2,405,000	1,163,539
9% 12/15/12 (d)	175,000	175,875
9.75% 8/15/13 (d)	705,000	708,525
Parker Drilling Co. 9.125% 4/1/18	445,000	483,938
Penn Virginia Corp. 7.25% 4/15/19	465,000	463,838
Petrohawk Energy Corp. 7.25% 8/15/18	1,730,000	1,814,338
Pioneer Drilling Co. 9.875% 3/15/18	535,000	575,794
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co.:
7% 3/15/17	$ 2,285,000	$ 2,342,125
7.625% 4/1/20	960,000	1,012,800
10% 3/1/16	1,395,000	1,569,375
Quicksilver Resources, Inc. 7.125% 4/1/16	200,000	197,000
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	890,000	932,275
SESI LLC 6.375% 5/1/19 (d)	1,115,000	1,110,763
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	483,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (d)	390,000	384,150
7.875% 10/15/18 (d)	1,235,000	1,284,400
Thermon Industries, Inc. 9.5% 5/1/17	220,000	235,400
		55,444,053
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	423,000	451,553
Food & Drug Retail - 1.8%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (d)	1,320,000	1,369,500
Rite Aid Corp.:
6.875% 8/15/13	295,000	287,625
7.5% 3/1/17	1,345,000	1,345,000
9.375% 12/15/15	765,000	709,538
9.5% 6/15/17	4,380,000	4,018,650
10.25% 10/15/19	335,000	372,688
10.375% 7/15/16	2,140,000	2,311,200
SUPERVALU, Inc. 7.5% 11/15/14	670,000	685,075
Tops Markets LLC 10.125% 10/15/15	815,000	878,163
		11,977,439
Food/Beverage/Tobacco - 1.1%
Bumble Bee Acquisition Corp. 9% 12/15/17 (d)	515,000	528,493
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	4,690,000	4,854,150
Constellation Brands, Inc. 8.375% 12/15/14	1,065,000	1,218,147
Dean Foods Co. 7% 6/1/16	827,413	829,482
		7,430,272
Gaming - 0.7%
Ameristar Casinos, Inc. 7.5% 4/15/21 (d)	1,245,000	1,297,913
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.:
5.875% 2/27/14	$ 1,000,000	$ 990,000
7.625% 1/15/17	1,280,000	1,251,200
13% 11/15/13	345,000	415,725
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	665,000	729,838
		4,684,676
Healthcare - 7.2%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (d)	680,000	731,000
Alere, Inc. 9% 5/15/16	735,000	779,100
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (f)	3,000,000	3,330,000
Carriage Services, Inc. 7.875% 1/15/15	705,000	713,813
Community Health Systems, Inc. 8.875% 7/15/15	2,465,000	2,542,155
DJO Finance LLC/DJO Finance Corp. 7.75% 4/15/18 (d)	715,000	735,592
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (d)	850,000	875,500
Giant Funding Corp. 8.25% 2/1/18 (d)	695,000	731,488
HCA, Inc.:
7.25% 9/15/20	320,000	347,200
7.875% 2/15/20	2,290,000	2,510,298
8.5% 4/15/19	1,420,000	1,586,850
9.25% 11/15/16	2,625,000	2,802,188
9.625% 11/15/16 pay-in-kind (f)	2,607,000	2,789,490
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (d)	2,480,000	2,495,624
Inverness Medical Innovations, Inc. 7.875% 2/1/16	2,270,000	2,377,825
Kindred Escrow Corp. 8.25% 6/1/19 (d)	340,000	343,400
Mylan, Inc. 6% 11/15/18 (d)	3,420,000	3,522,600
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (d)	2,090,000	2,090,000
7% 1/15/16	170,000	175,313
7.5% 2/15/20	1,430,000	1,515,800
Rotech Healthcare, Inc. 10.75% 10/15/15	500,000	552,500
Stewart Enterprises, Inc. 6.5% 4/15/19 (d)	485,000	489,850
Tenet Healthcare Corp. 8.875% 7/1/19	1,335,000	1,485,188
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	1,020,000	1,030,200
6.75% 8/15/21 (d)	580,000	562,600
6.875% 12/1/18 (d)	2,900,000	2,871,000
7% 10/1/20 (d)	715,000	704,275
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International: - continued
7.25% 7/15/22 (d)	$ 1,100,000	$ 1,089,000
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (d)	545,000	561,350
Vanguard Health Systems, Inc. 0% 2/1/16 (d)	995,000	641,775
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (f)	4,816,531	5,105,523
		48,088,497
Homebuilders/Real Estate - 1.5%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	315,000	330,750
11.625% 6/15/17	1,620,000	1,903,500
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (d)	1,985,000	1,977,457
KB Home 6.25% 6/15/15	535,000	520,288
Realogy Corp.:
7.875% 2/15/19 (d)	765,000	771,656
11.5% 4/15/17 (d)	1,225,000	1,295,438
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	170,000	173,825
Standard Pacific Corp.:
8.375% 5/15/18	1,200,000	1,218,000
8.375% 5/15/18 (d)	185,000	187,775
8.375% 1/15/21	1,610,000	1,610,000
		9,988,689
Hotels - 0.5%
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (d)	1,400,000	1,407,000
6.875% 11/1/14	1,650,000	1,703,625
9% 5/15/17	135,000	151,200
		3,261,825
Leisure - 0.8%
Dave & Buster's Parent, Inc. 0% 2/15/16 (d)	1,600,000	920,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	850,000	918,000
NCL Corp. Ltd.:
9.5% 11/15/18 (d)	200,000	215,500
11.75% 11/15/16	765,000	893,138
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	1,590,000	1,959,675
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee 7.25% 6/15/16	$ 205,000	$ 220,375
Vail Resorts, Inc. 6.5% 5/1/19 (d)	370,000	378,325
		5,505,013
Metals/Mining - 1.9%
Aleris International, Inc. 7.625% 2/15/18 (d)	485,000	495,913
Alpha Natural Resources, Inc.:
6% 6/1/19	1,325,000	1,336,594
6.25% 6/1/21	760,000	773,300
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (d)	230,000	232,300
Arch Coal, Inc. 8.75% 8/1/16	665,000	734,825
Calcipar SA 6.875% 5/1/18 (d)	325,000	333,125
CONSOL Energy, Inc.:
8% 4/1/17	3,445,000	3,763,663
8.25% 4/1/20	1,580,000	1,741,950
Drummond Co., Inc. 9% 10/15/14 (d)	360,000	380,700
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	1,255,000	1,306,706
Novelis, Inc. 8.375% 12/15/17	1,215,000	1,321,313
Peabody Energy Corp. 7.375% 11/1/16	360,000	405,900
		12,826,289
Paper - 1.0%
Mercer International, Inc. 9.5% 12/1/17	425,000	465,906
NewPage Corp. 11.375% 12/31/14	5,166,000	4,985,190
Sappi Papier Holding AG 6.625% 4/15/21 (d)	415,000	418,113
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	382,000	412,560
Xerium Technologies, Inc. 8.875% 6/15/18 (d)	655,000	651,725
		6,933,494
Publishing/Printing - 0.6%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	412,738
Cenveo Corp.:
7.875% 12/1/13	1,725,000	1,703,438
10.5% 8/15/16 (d)	1,565,000	1,576,738
TL Acquisitions, Inc. 10.5% 1/15/15 (d)	720,000	680,400
		4,373,314
Restaurants - 0.9%
Carrols Corp. 9% 1/15/13	920,000	922,300
DineEquity, Inc. 9.5% 10/30/18 (d)	3,475,000	3,805,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - continued
Landry's Restaurants, Inc.:
11.625% 12/1/15	$ 235,000	$ 253,800
11.625% 12/1/15 (d)	140,000	151,200
Landrys Holdings, Inc. 11.5% 6/1/14 (d)	485,000	485,000
Roadhouse Financing, Inc. 10.75% 10/15/17 (d)	465,000	501,038
		6,118,463
Services - 3.0%
ARAMARK Corp. 3.7733% 2/1/15 (f)	2,470,000	2,457,650
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(f)	585,000	600,327
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7608% 5/15/14 (f)	950,000	914,375
7.625% 5/15/14	533,000	542,328
7.75% 5/15/16	1,065,000	1,095,566
9.625% 3/15/18	1,920,000	2,097,600
CDRT Merger Sub, Inc. 8.125% 6/1/19 (d)	1,280,000	1,296,000
McJunkin Red Man Corp. 9.5% 12/15/16 (d)	5,595,000	5,762,850
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (d)(f)	4,615,000	4,891,900
The Geo Group, Inc.:
6.625% 2/15/21 (d)	235,000	235,881
7.75% 10/15/17	240,000	257,400
		20,151,877
Shipping - 1.9%
Aguila 3 SA 7.875% 1/31/18 (d)	405,000	417,150
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17	3,125,000	3,218,750
8.625% 11/1/17 (d)	505,000	520,150
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (d)	2,985,000	2,992,463
8.875% 11/1/17	1,725,000	1,845,750
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (d)	225,000	230,063
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,333,100
Teekay Corp. 8.5% 1/15/20	710,000	775,675
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	690,000	686,550
		13,019,651
Steel - 0.3%
Atkore International, Inc. 9.875% 1/1/18 (d)	300,000	324,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steel - continued
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	$ 1,315,000	$ 1,329,794
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	465,000	480,113
		2,134,657
Super Retail - 2.2%
Asbury Automotive Group, Inc. 7.625% 3/15/17	3,411,000	3,445,110
Claire's Escrow Corp. 8.875% 3/15/19 (d)	465,000	445,238
J. Crew Group, Inc. 8.125% 3/1/19 (d)	2,655,000	2,568,713
Limited Brands, Inc. 6.625% 4/1/21	1,320,000	1,369,500
Ltd. Brands, Inc. 7% 5/1/20	605,000	647,350
Rent-A-Center, Inc. 6.625% 11/15/20 (d)	730,000	724,525
Sonic Automotive, Inc. 8.625% 8/15/13	438,000	444,570
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	3,980,000	4,477,500
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)	670,000	695,125
		14,817,631
Technology - 6.2%
Amkor Technology, Inc. 7.375% 5/1/18	540,000	564,300
Avaya, Inc.:
7% 4/1/19 (d)	6,880,000	6,733,800
9.75% 11/1/15	2,065,000	2,134,694
10.125% 11/1/15 pay-in-kind (f)	3,289,538	3,417,008
CDW Escrow Corp. 8.5% 4/1/19 (d)	2,465,000	2,489,650
CDW LLC/CDW Finance Corp.:
8% 12/15/18 (d)	745,000	797,150
12.535% 10/12/17	4,630,000	5,086,981
Ceridian Corp. 11.25% 11/15/15	285,000	293,550
CommScope, Inc. 8.25% 1/15/19 (d)	1,255,000	1,317,750
Eastman Kodak Co.:
9.75% 3/1/18 (d)	230,000	223,100
10.625% 3/15/19 (d)	230,000	228,850
First Data Corp.:
7.375% 6/15/19 (d)	1,460,000	1,485,550
8.25% 1/15/21 (d)	3,602,000	3,592,995
8.75% 1/15/22 pay-in-kind (d)(f)	1,285,000	1,231,548
9.875% 9/24/15	95,000	98,088
10.55% 9/24/15 pay-in-kind (f)	149,512	153,344
12.625% 1/15/21 (d)	2,000,000	2,175,000
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	1,450,000	1,616,750
10.125% 12/15/16	330,000	353,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.: - continued
10.125% 3/15/18 (d)	$ 1,900,000	$ 2,154,030
Jabil Circuit, Inc. 5.625% 12/15/20	390,000	387,543
Lucent Technologies, Inc. 6.45% 3/15/29	890,000	816,575
NXP BV/NXP Funding LLC 10% 7/15/13 (d)	581,000	650,720
Sanmina-SCI Corp. 7% 5/15/19 (d)	1,300,000	1,262,690
Serena Software, Inc. 10.375% 3/15/16	355,000	372,750
Spansion LLC 7.875% 11/15/17 (d)	585,000	605,475
SunGard Data Systems, Inc. 10.625% 5/15/15	230,000	251,275
Telcordia Technologies, Inc. 11% 5/1/18 (d)	420,000	474,600
Viasystems, Inc. 12% 1/15/15 (d)	685,000	774,050
		41,743,741
Telecommunications - 9.1%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	2,400,000	2,328,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	1,175,000	1,289,563
Clearwire Escrow Corp. 12% 12/1/15 (d)	930,000	1,018,350
Cricket Communications, Inc.:
7.75% 10/15/20	4,735,000	4,675,813
7.75% 10/15/20 (d)	510,000	502,988
10% 7/15/15	1,335,000	1,453,481
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (d)(f)	1,214,000	1,258,008
Dycom Investments, Inc. 7.125% 1/15/21 (d)	535,000	548,375
Frontier Communications Corp.:
7.875% 4/15/15	640,000	696,768
8.25% 5/1/14	1,010,000	1,119,787
8.25% 4/15/17	1,845,000	2,029,500
8.5% 4/15/20	4,675,000	5,142,500
8.75% 4/15/22	1,505,000	1,649,781
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (d)	1,710,000	1,718,550
7.5% 4/1/21 (d)	1,910,000	1,919,550
9.5% 6/15/16	1,535,000	1,609,908
Intelsat Luxembourg SA 11.5% 2/4/17 pay-in-kind (f)	3,361,391	3,672,320
MetroPCS Wireless, Inc. 6.625% 11/15/20	2,515,000	2,515,000
Nextel Communications, Inc.:
5.95% 3/15/14	655,000	659,913
6.875% 10/31/13	380,000	383,325
7.375% 8/1/15	5,635,000	5,670,219
Qwest Communications International, Inc. 8% 10/1/15	1,570,000	1,719,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp. 6.9% 5/1/19	$ 8,295,000	$ 8,668,275
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)	1,660,000	1,763,750
11.75% 7/15/17 (d)	2,100,000	2,441,250
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	2,006,955	2,369,977
Windstream Corp.:
7% 3/15/19	745,000	769,213
7.75% 10/15/20	605,000	651,888
8.125% 9/1/18	875,000	947,188
		61,192,390
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	2,780,000	2,724,400
Phillips-Van Heusen Corp. 7.375% 5/15/20	645,000	696,600
		3,421,000
TOTAL NONCONVERTIBLE BONDS		529,282,898
TOTAL CORPORATE BONDS (Cost $491,618,220)		530,605,896
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(f) (Cost $119,009)	160,301	68,272
Common Stocks - 0.5%
	Shares
Banks & Thrifts - 0.2%
CIT Group, Inc. (a)	22,691	1,005,892
Building Materials - 0.2%
Nortek, Inc. (a)	40,061	1,582,410
Chemicals - 0.1%
Georgia Gulf Corp. (a)	21,800	617,812
Common Stocks - continued
	Shares	Value
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	763	$ 85,838
Class B (a)	254	28,575
		114,413
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(g)	18,413	87,462
RDA Holding Co. warrants 2/19/14 (a)(g)	6,468	22,843
		110,305
TOTAL COMMON STOCKS (Cost $4,686,329)		3,430,832
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 1.1%
Banks & Thrifts - 1.0%
Bank of America Corp. Series L, 7.25%	2,966	3,114,300
Huntington Bancshares, Inc. 8.50%	3,410	3,921,500
		7,035,800
Electric Utilities - 0.1%
PPL Corp. 8.75%	6,900	377,775
TOTAL CONVERTIBLE PREFERRED STOCKS		7,413,575
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.4%
GMAC LLC 7.00% (d)	2,830	2,716,800
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	28,064	782,424
GMAC Capital Trust I 8.125%	103,471	2,718,183
		3,500,607
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,217,407
TOTAL PREFERRED STOCKS (Cost $11,722,456)		13,630,982
Floating Rate Loans - 12.2%
	Principal Amount
Aerospace - 0.3%
Sequa Corp. term loan 3.5038% 12/3/14 (f)	$ 2,450,091	2,416,402
Floating Rate Loans - continued
	Principal Amount	Value
Air Transportation - 1.0%
US Airways Group, Inc. term loan 2.694% 3/23/14 (f)	$ 7,275,242	$ 6,684,128
Automotive - 0.4%
Delphi Corp. Tranche B, term loan 2.75% 3/31/17 (f)	245,000	245,919
Federal-Mogul Corp.:
Tranche B, term loan 2.1458% 12/27/14 (f)	1,633,771	1,568,420
Tranche C, term loan 2.1386% 12/27/15 (f)	833,556	798,130
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.94% 4/30/14 (f)	280,000	274,400
		2,886,869
Broadcasting - 0.8%
Univision Communications, Inc. term loan 4.4413% 3/31/17 (f)	4,981,398	4,807,049
VNU, Inc. Tranche C, term loan 3.4562% 5/1/16 (f)	645,228	642,808
		5,449,857
Diversified Financial Services - 0.2%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (f)	442,000	442,000
Tranche 2LN, term loan 7% 3/17/16 (f)	658,000	664,580
		1,106,580
Electric Utilities - 1.3%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7382% 10/10/17 (f)	11,368,139	8,938,199
Energy - 0.4%
CCS, Inc. Tranche B, term loan 3.2423% 11/14/14 (f)	550,282	530,747
Frac Tech Holdings LLC:
Tranche B, term loan 6.25% 5/6/16 (f)	1,888,235	1,883,515
Tranche D, term loan 2.5% 5/6/16 (f)(h)	251,765	251,135
		2,665,397
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 1.9535% 6/4/14 (f)	1,256,263	1,202,872
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (f)	710,000	711,775
Healthcare - 0.9%
Community Health Systems, Inc.:
term loan 3.7538% 1/25/17 (f)	394,656	384,790
Tranche B, term loan 2.5039% 7/25/14 (f)	785,457	757,966
Tranche DD, term loan 2.5038% 7/25/14 (f)	40,421	39,007
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (f)	$ 1,000,000	$ 996,250
HCA, Inc.:
Tranche B2, term loan 3.557% 3/31/17 (f)	504,058	500,278
Tranche B3, term loan 3.557% 5/1/18 (f)	1,493,935	1,477,203
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (f)	325,000	325,000
VWR Funding, Inc. term loan 2.6913% 6/29/14 (f)	1,392,672	1,352,702
		5,833,196
Publishing/Printing - 0.8%
Thomson Learning Tranche B, term loan 2.44% 7/5/14 (f)	5,586,586	5,195,525
Restaurants - 1.3%
CDW Corp. Tranche B, term loan 4.5% 7/15/17 (f)	5,000,000	4,981,250
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5308% 6/14/13 (f)	322,095	313,238
term loan 2.5% 6/14/14 (f)	3,323,140	3,231,754
		8,526,242
Services - 0.1%
ServiceMaster Co.:
term loan 2.7394% 7/24/14 (f)	1,022,828	998,536
Tranche DD, term loan 2.7% 7/24/14 (f)	101,858	99,439
		1,097,975
Specialty Retailing - 0.2%
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (f)	1,214,820	1,202,672
Super Retail - 0.7%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	4,505,000	4,465,581
Technology - 1.9%
Avaya, Inc.:
term loan 3.005% 10/27/14 (f)	2,130,439	2,061,200
Tranche B 3LN, term loan 4.755% 10/26/17 (f)	4,279,425	4,156,392
First Data Corp.:
term loan 4.1948% 3/24/18 (f)	3,394,895	3,161,496
Tranche B2, term loan 2.9448% 9/24/14 (f)	29,340	27,433
Freescale Semiconductor, Inc. term loan 4.4605% 12/1/16 (f)	2,212,676	2,204,379
SunGard Data Systems, Inc. term loan 1.955% 2/28/14 (f)	1,206,231	1,186,629
		12,797,529
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 1.6%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (f)	$ 8,085,000	$ 7,468,519
Intelsat Jackson Holdings SA:
term loan 3.2853% 2/1/14 (f)	1,250,000	1,226,563
Tranche B, term loan 5.25% 4/2/18 (f)	1,810,000	1,821,403
		10,516,485
TOTAL FLOATING RATE LOANS (Cost $77,775,372)		81,697,284
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $38,268,601)	38,268,601	38,268,601
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $624,189,987)		667,701,867
NET OTHER ASSETS (LIABILITIES) - 0.6%		4,181,897
NET ASSETS - 100%		$ 671,883,764
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $202,432,132 or 30.1% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $110,305 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
HMH Holdings, Inc.	3/9/10	$ 128,896
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $251,765 and $251,135, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,973
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 110,305	$ -	$ 87,462	$ 22,843
Financials	14,373,512	11,542,299	2,716,800	114,413
Industrials	1,582,410	1,582,410	-	-
Materials	617,812	617,812	-	-
Utilities	377,775	377,775	-	-
Corporate Bonds	530,605,896	-	530,584,459	21,437
Commercial Mortgage Securities	68,272	-	-	68,272
Floating Rate Loans	81,697,284	-	81,697,284	-
Money Market Funds	38,268,601	38,268,601	-	-
Total Investments in Securities:	$ 667,701,867	$ 52,388,897	$ 615,086,005	$ 226,965
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 343,901
Total Realized Gain (Loss)	(4,573)
Total Unrealized Gain (Loss)	26,970
Cost of Purchases	114,413
Proceeds of Sales	(23,546)
Amortization/Accretion	(125)
Transfers in to Level 3	-
Transfers out of Level 3	(230,075)
Ending Balance	$ 226,965
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 38,975

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $616,489,905. Net unrealized appreciation aggregated $51,211,962, of which $56,558,582 related to appreciated investment securities and $5,346,620 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011